Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
VAT	$ 15,458	$ 16,903	$ 22,775
Advertising expenses	7,722	214	8,988
Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of uncertain tax positions likelihood of being sustained	50.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate	6.00%
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	13.00%
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate	17.00%
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term	1 year
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate	5.00%
Business tax	359	61	324
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income	112	146	232
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income	649	211
Liability on government grant	$ 4,593	$ 2,180	$ 995
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives	50 years